LOANS AND BORROWINGS - Maturities of long term bank loans (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Repayable:
Total long term bank loans	¥ 1,491	¥ 1,300
Amount due within one year shown under current liabilities	(212)	(215)
Long term bank loans repayable after one year	1,279	1,085
Within one year [member]
Repayable:
Total long term bank loans	212	215
After one year but within two years [member]
Repayable:
Total long term bank loans	212	225
After two years but within three years [member]
Repayable:
Total long term bank loans	212	225
After three years but within four years [member]
Repayable:
Total long term bank loans	108	225
After four years but within five years [member]
Repayable:
Total long term bank loans	61	97
After five years [member]
Repayable:
Total long term bank loans	¥ 686	¥ 313